July 27, 2005


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: CMA New York Municipal Money Fund of CMA
Multi-State Municipal Series Trust, Post-Effective
Amendment No. 20 to the Registration Statement on
Form N-1A (Securities Act File No. 33-20463,
Investment Company Act File No. 811-5011-01)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "1933 Act"), CMA New York
Municipal Money Fund of CMA Multi-State Municipal
Series Trust hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 20 to the Fund's Registration
Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 20
to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on July 26, 2005.

Sincerely,

CMA New York Municipal Money Fund of CMA Multi-State
Municipal Series Trust

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund